Financial statements preparation	12 Months Ended
Sep. 30, 2020
Financial statements preparation
Financial statements preparation

Note 1. Financial statements preparation

This financial report of Westpac Banking Corporation (the Parent Entity), together with its controlled entities (the Group or Westpac), for the year ended 30 September 2020, was authorised for issue by the Board of Directors on 1  November 2020. The Directors have the power to amend and reissue the financial report.

The principal accounting policies are set out below and in the relevant notes to the financial statements. The accounting policy for the recognition and derecognition of financial assets and financial liabilities precedes Note 10. These accounting policies provide details of the accounting treatments adopted for complex balances and where accounting standards provide policy choices. These policies have been consistently applied to all the years presented, unless otherwise stated.

a.     Basis of preparation

(i)    Basis of accounting

This financial report is a general purpose financial report prepared in accordance with:

•	the requirements for an Authorised Deposit-taking Institution (ADI) under the Banking Act 1959 (as amended);
•	Australian Accounting Standards (AAS) and Interpretations as issued by the Australian Accounting Standards Board (AASB); and
•	the Corporations Act 2001.

Westpac Banking Corporation is a for-profit entity for the purposes of preparing this financial report.

The financial report also complies with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and Interpretations as issued by the IFRS Interpretations Committee (IFRIC). It also includes additional disclosures required for foreign registrants by the United States Securities and Exchange Commission (US SEC).

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

(ii)    Historical cost convention

The financial report has been prepared under the historical cost convention, as modified by applying fair value accounting to financial assets and financial liabilities (including derivative instruments) measured at fair value through income statement (FVIS) or in other comprehensive income (OCI).

(iii)   Standards adopted during the year ended 30 September 2020

AASB 16 Leases (AASB 16)

AASB 16 was adopted by the Group on 1 October 2019. AASB 16 requires all operating leases of greater than 12 months duration be presented on balance sheet by the lessee as a right-of-use (ROU) asset and lease liability. There are no significant changes to lessor accounting.

The Group adopted the standard using the simplified approach of transition with no restatement of comparative information and no effect on retained earnings.

The lease liabilities are measured at the present value of the remaining lease payments, discounted at the lessee’s incremental borrowing rate at 1 October 2019. On transition to the new standard, the lease liability recognised in other liabilities was $3.3 billion for the Group and $3.0 billion for the Parent Entity. The associated ROU assets of $3.2 billion for the Group and $2.9 billion for the Parent Entity were measured at an amount equal to the lease liability, less previously recognised accrued lease payments of $0.1 billion for the Group and the Parent Entity. The ROU assets are recognised in property and equipment.

All leases on balance sheet give rise to a combination of interest expense on the lease liability and depreciation of the ROU asset. Interest expense is recognised in net interest income on an effective yield basis. Depreciation expense is recognised in operating expenses on a straight-line basis over the lease term.

Extension options are included in a number of lease contracts. The extension options are only included in the lease term if the lease is reasonably certain to be extended, which is assessed by the Group at the lease commencement date. The assessment is reviewed if a significant event or significant change in circumstances occurs which affects this assessment and is within the control of the Group. The Group considered the impact of COVID-19 on our assessment of extension options and concluded that they were unchanged. The Group also considered the impact of COVID-19 on the carrying value of the ROU asset and determined there was no impairment.

The Group used the incremental borrowing rate based on the remaining maturity of leases at the date of transition as the discount rate when determining present value. The weighted average incremental borrowing rate applied was 2.1%.

Operating lease commitments disclosed under AASB 117 Leases (AASB 117) as at 30 September 2019 were $3.7 billion for the Group and $3.4 billion for the Parent Entity compared to the lease liabilities of $3.3 billion for the Group and $3.0 billion for the Parent Entity recognised under AASB 16 as at 1 October 2019. The difference is principally due to the discounting of the contractual lease payments under AASB 16.

AASB Interpretation 23 Uncertainty over Income Tax Treatments (Interpretation 23)

Interpretation 23 was adopted by the Group on 1 October 2019 and clarifies the recognition and measurement criteria in AASB 112 Income Taxes (AASB 112) where there is uncertainty over income tax treatments, and requires an assessment of each uncertain tax position as to whether it is probable that a taxation authority will accept the position.

Where it is not considered probable, the effect of the uncertainty will be reflected in determining the relevant taxable profit or loss, tax bases, unused tax losses and unused tax credits or tax rates. The amount will be determined as either the single most likely amount or the sum of the probability weighted amounts in a range of possible outcomes, whichever better predicts the resolution of the uncertainty. Judgements will be reassessed as and when new facts and circumstances are presented.

Interpretation 23 did not have a material impact on the Group.

AASB 2019-3 Amendments to Australian Accounting Standards – Interest rate benchmark reform (AASB 2019-3)

AASB 2019-3 was early adopted, as permitted by the standard, by the Group on 1 October 2019. AASB 2019-3 makes amendments to AASB 9 Financial Instruments (December 2014) (AASB 9), AASB 139 Financial Instruments: Recognition and Measurement (AASB 139), and AASB 7 Financial Instruments: Disclosures (AASB 7) which allows the Group to apply certain exceptions to the standard hedging requirements in respect of hedge relationships that are impacted by a market-wide interest rate benchmark reform. Specifically the exceptions allow the Group to:

•	Assume that the interest rate benchmark on which the hedged cash flows are based is not altered as a result of the reform when determining whether a forecast transaction is highly probable;
•	Assume that interest rate benchmark of the hedged item / instrument is not altered for the life of the hedge when assessing whether a hedge is expected to continue to be highly effective;
•

A hedge relationship impacted by uncertainty arising from benchmark interest rate reform is not required to pass the 80%-125% effectiveness test, however any actual ineffectiveness must be recorded in the income statement; and

•

The determination of a designated component of an exposure in portfolio hedges is only required to be made the first time that component is designated, and not when the portfolio is de-designated and re-designated.

The exceptions allowed by the amendments are being applied to the Group’s LIBOR linked hedge relationships that mature after the LIBOR discontinuance date of 31 December 2021. Last year the Group established an enterprise-wide Interbank Offered Rates (IBORs) Transition Program to manage the impacts of Interest Rate Benchmark Reform (IBOR reform). The scope of the program is to address the impact of transition from IBORs to alternative reference rates (ARRs) including business, compliance, customer and technology impacts. The Governance structure of the program is well established to include a Steering Committee with its key responsibility being the governance of the program. The Committee includes senior executives from Finance, Legal, Technology, Compliance, Risk and all impacted business units. The program is executing against transition timelines with regulatory guidance in relation to COVID-19 indicating LIBOR is still expected to cease by end of December 2021. Significant activities underway include development of ARR product variations, changes required for adopting the International Swaps and Derivatives Association (ISDA) Protocol, customer outreach including  management of conduct risk in customer transition and technology. Changes required for both euro short-term rate (ESTR) and secured overnight funding rate (SOFR) LCH discounting have been implemented.

A key assumption made when performing hedge accounting at the reporting date is that both the hedged item and instrument will be amended from existing LIBOR linked floating rates to new ARRs on the same date. Where actual differences between those dates arise hedge ineffectiveness will be recorded in the income statement.

Note 20 provides further information regarding the hedging relationships affected by the IBOR reform.

Refer to Note 1 (c) - Future developments in accounting standards for details of the accounting standard issues but not yet effective dealing with phase two of the IBOR reform.

(iv)    Business combinations

Business combinations are accounted for using the acquisition method of accounting. Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued or liabilities incurred or assumed. Acquisition-related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognised directly in equity).

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost, the amount of any non-controlling interest and the fair value of any previous Westpac equity interest in the acquiree, over the fair value of the identifiable net assets acquired.

(v)    Foreign currency translation

Functional and presentational currency

The consolidated financial statements are presented in Australian dollars which is the Parent Entity’s functional and presentation currency. The functional currency of offshore entities is usually the main currency of the economy it operates in.

Transactions and balances

Foreign currency transactions are translated into the functional currency of the relevant branch or subsidiary using the exchange rates prevailing at the dates of the transactions. Foreign exchange (FX) gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in OCI for qualifying cash flow hedges and qualifying net investment hedges.

Foreign operations

Assets and liabilities of foreign branches and subsidiaries that have a functional currency other than the Australian dollar are translated at exchange rates prevailing on the balance date. Income and expenses are translated at average exchange rates prevailing during the year. Equity balances are translated at historical exchange rates. The resulting exchange differences are recognised in the foreign currency translation reserve and in OCI.

On consolidation, exchange differences arising from the translation of borrowings and other foreign currency instruments designated as hedges of the net investment in foreign operations are reflected in the foreign currency translation reserve and in OCI. When all or part of a foreign operation is disposed or borrowings that are part of the net investments are repaid, a proportionate share of such exchange differences is recognised in the income statement as part of the gain or loss on disposal or repayment of borrowing.

(vi)    Comparative revisions

Comparative information has been revised where appropriate to conform to changes in presentation in the current year and to enhance comparability.

b.     Critical accounting assumptions and estimates

Applying the Group’s accounting policies requires the use of judgement, assumptions and estimates which impact the financial information. The significant assumptions and estimates used are discussed in the relevant notes below:

•	Note 7 Income tax
•	Note 13 Provisions for expected credit losses/impairment charges
•	Note 15 Life insurance assets and life insurance liabilities
•	Note 22 Fair values of financial assets and financial liabilities
•	Note 25 Intangible assets
•	Note 27 Provisions, contingent liabilities, contingent assets and credit commitments
•	Note 34 Superannuation commitments

Impact of COVID-19

The COVID-19 pandemic and the measures put in place domestically and globally to control the spread of the virus have had a significant impact on global economies and financial markets. As a result, this has increased the uncertainty and judgement required in relation to our critical accounting assumptions and estimates, primarily relating to:

•	expected credit losses; and
•	recoverable amount assessments of intangible assets.

As there is a higher than usual degree of uncertainty associated with these assumptions and estimates, the actual economic conditions are likely to be different from those forecast which may significantly impact accounting estimates included in these financial statements. The impact of COVID-19 is discussed further in each of the related notes.

c.    Future developments in accounting standards

The following new standards and interpretations which may have a material impact on the Group have been issued but are not yet effective, and unless otherwise stated, have not been early adopted by the Group:

AASB 17 Insurance Contracts (AASB 17) was issued on 19 July 2017 and will be effective for the 30 September 2022 year end unless early adopted. This will replace AASB 4 Insurance Contracts (AASB 4), AASB 1023 General Insurance Contracts and AASB 1038 Life Insurance Contracts. The main changes under the standard are:

•

the scope of the standard may result in some contracts that are currently "unbundled", i.e. accounted for separately as insurance and investment contracts being required to be "bundled" and accounted for as an insurance contract;

•

portfolios of contracts (with similar risks which are managed together) will be required to be disaggregated to a more granular level by both the age of a contract and the likelihood of the contract being onerous in order to determine the recognition of profit over the contract period (i.e. the contractual service margin). The contractual service margin uses a different basis to recognise profit to the current Margin on Services approach for life insurance and therefore the pattern of profit recognition is likely to differ;

•

risk adjustments, which reflect uncertainties in the amount and timing of future cash flows, are required for both general and life insurance contracts rather than just general insurance contracts under the current accounting standards;

•

the contract boundary, which is the period over which profit is recognised, differs and is determined based on the ability to compel the policyholder to pay premiums or the substantive obligation to provide coverage/services. For some general insurance contracts (e.g. some lender mortgage insurance and reinsurance contracts) this may result in the contract boundary being longer. For life insurance, in particular term renewable contracts, the contract boundary is expected to be shorter. Both will be impacted by different patterns of profit recognition compared to the current standards;

•	a narrower definition of what acquisition costs may be deferred;
•	an election to recognise changes in assumptions regarding discount rate in OCI rather than in income statement;
•	an election to recognise changes in the fair value of assets supporting policy liabilities in OCI rather than through the income statement;
•	reinsurance contracts and the associated liability are to be determined separately to the gross contract liability and may have different contract boundaries; and
•	additional disclosure requirements.

The standard is expected to result in a reduction in the level of deferred acquisition costs, however the quantum of this and the income statement impacts to the Group are not yet practicable to determine.

AASB 2020-5 Amendments to Australian Accounting Standards - Insurance Contracts was issued on 30 July 2020. This standard includes a number of amendments to AASB 17. These amendments include:

•	deferral of acquisition costs for anticipated renewals outside of the initial contract boundary;
•	further clarity on the contractual service margin;
•

additional scope exclusion for credit card contracts and similar contracts that provide insurance coverage as well as optional scope exclusion for loan contracts that transfer significant insurance risk;

•	ability to recognise a gain in the income statement for reinsurance contracts, to offset losses from onerous contracts on initial recognition;
•	simplified presentation requirements; and
•	additional transitional relief.

In addition, the effective date of AASB 17 will be deferred by two years to be applicable to the Group for the 30 September 2024 financial year.

On 22 September 2020, the AASB issued AASB 2020-8 Amendments to Australian Accounting Standards - Interest Rate Benchmark Reform - Phase 2 which makes further amendments to AASB 9, AASB 139, and AASB 7 resulting from IBOR reform. Amendments are also made to AASB 4 and AASB 16. The standard is effective for the 30 September 2022 year end unless early adopted. The amendments:

•

allow the Group to account for a change in contractual cash flows of a financial instrument or lease liability that result specifically from IBOR reform by updating the effective interest rate rather than recognising a modification gain or loss;

•	allow the Group to continue hedge accounting and not trigger a de-designation when the following occurs specific to IBOR reform:
-	changes to hedge documentation to update the hedged risk, item and instrument;
-	changes to the method of assessing hedge ineffectiveness;
-

once the hedge relationship has been converted from LIBOR to ARR the cumulative change in fair value for ineffectiveness testing could be reset to zero if this would improve the retrospective effectiveness test;

-

this amendment can apply to macro cash flow and fair value hedges where subgroups can be formed within the portfolio of hedges where some are under the existing LIBOR rate and others have already changed to the ARR;

•	require additional disclosures including:
-	quantitative information regarding all financial instruments linked to LIBOR which have not been yet converted to ARR;
-	changes to the entity's risk management strategy arising from IBOR reform; and
-	the management of the Group's transition to ARR.

These amendments will impact the Group's financial instruments and lease liabilities that reference a LIBOR rate as they transition to an ARR. The Group is currently assessing the impact of the standard and considering whether to early adopt the amendments as permitted by the standard.

A revised Conceptual Framework (Framework) was issued in May 2019. This will be effective for the Group for the 30 September 2021 financial year. The revised Framework includes new definitions and recognition criteria for assets, liabilities, income and expenses and other relevant financial reporting concepts. The changes are not expected to have a material impact to the Group.

Other amendments to existing standards that are not yet effective are not expected to have a material impact to the Group.